Leases - Lease Liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Leases.
Total long-term lease liabilities	R 15,690	R 15,177
Short-term portion (included in short-term debt)	1,754	2,183
Lease liabilities	17,444	17,360	R 17,437
Reconciliation
Balance at beginning of year	17,360	17,437
New lease contracts	2,544	1,928
Payments made on lease liabilities	(2,800)	(3,077)	(2,698)
Modifications and reassessments	372	685
Interest accrued	567	530
Termination of lease liability	(48)	(168)
Translation of foreign operations	(551)	25
Balance at end of year	R 17,444	R 17,360	R 17,437